Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Fiscal Year(1)	Summary Compensation Table Total for Blair Jordan (2)	Compensation Actually Paid to Blair Jordan(3)(4)	Summary Compensation Table Total for James N. Woody (2)	Compensation Actually Paid to James N. Woody(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based on Total shareholder Return (“TSR”)(7)	Net Loss (in thousands)(8)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2024	$140,107	140,107	$100,250	100,250	$137,688	$137,688	$0.12	$(6,168)
2023	$—	—	$656,800	605,147	$356,889	$351,330	$0.27	$(19,935)
2022	$—	—	$463,500	(1,366,665)	$437,699	$8,909	$4.35	$(38,726)

(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2024, 2023 and 2022:

Year	PEO	Non-PEO NEOs
2024	Blair Jordan and James N. Woody	Omar Jimenez, Ozan Pamir, Jonathan Rothbard
2023	James N. Woody	Ozan Pamir, Jonathan Rothbard, and Quan Anh Vu
2022	James N. Woody	Ozan Pamir, Jonathan Rothbard, and Quan Anh Vu

(2)	The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEOs for each corresponding year in the “Total” column of the Summary Executive Compensation Table. Refer to “Executive and Director Compensation—Summary Executive Compensation Table”.

(3)	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our PEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to the Summary Compensation Table for additional information).
(4)	The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:

Blair Jordan

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2024	$140,107	$—	$—	$140,107

James N. Woody

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid to PEO
2024	$100,250	$—	$—	$100,250
2023	$656,800	$(39,025)	$—	$605,147
2022	$463,500	$—	$(1,830,165)	$(1,366,665)

(A)	The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Executive Compensation Table for the applicable year.

(B)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Blair Jordan

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$—	$—	$—	$—	$—	$—

James N. Woody

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$—	$—	$—	$—	$—	$—	$—
2023	$8,596	$(8,108)	$18,445	$(31,561)	$—	$—	$(12,628)
2022	$40,138	$(1,426,068)	$406,256	$(850,492)	$—	$—	$(1,830,165)

(5)	The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s Non-PEO NEOs as a group in the “Total” column of the Summary Executive Compensation Table in each applicable year.

(6)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with the Pay Versus Performance Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the Pay Versus Performance Rules, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (4)(B):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$137,688	$—	$—	$137,688
2023	$356,889	$(2,602)	$(2,957)	$351,330
2022	$437,699	$—	$(428,790)	$8,909

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$—	$—	$—	$—	$—	$—	$—
2023	$859	$(1,304)	$3,612	$(6,124)	$—	$—	$(2,957)
2022	$11,774	$(367,087)	$81,450	$(154,927)	$—	$—	$(428,790)

(7)	Assumes $100 invested in our common shares on December 31, 2021, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2022, 2023 or 2024.

(8)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2024, 2023 and 2022:
Year	PEO	Non-PEO NEOs
2024	Blair Jordan and James N. Woody	Omar Jimenez, Ozan Pamir, Jonathan Rothbard
2023	James N. Woody	Ozan Pamir, Jonathan Rothbard, and Quan Anh Vu
2022	James N. Woody	Ozan Pamir, Jonathan Rothbard, and Quan Anh Vu

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 137,688	$ 356,889	$ 437,699
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 137,688	351,330	8,909
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to our PEOs and the average amount of compensation actually paid to our non-PEO NEOs as a group during the periods presented do have some correlation because a portion of their compensation has historically been in the form of long-term equity awards. The equity awards values are significantly impacted by changes in our stock price each period. These equity awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

All information provided above under the “Pay Versus Performance” and “Relationship Between “Compensation Actually Paid” and Performance”, headings will not be deemed to be incorporated by reference in any filing of our company under the Securities Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

Our company has not historically looked to net loss as a performance measure for our executive compensation program. Our net loss was $38.7 million in 2022, $19.9 million in 2023 and $6.17 in 2024.

Total Shareholder Return Amount	[2],[4]	$ 0.12	0.27	4.35
Net Income (Loss)	[2],[5]	$ (6,168,000)	$ (19,935,000)	$ (38,726,000)
PEO Name		Blair Jordan and James N. Woody	James N. Woody	James N. Woody
Additional 402(v) Disclosure
Equity Awards Adjustments, Footnote		The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows
Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]
Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,602)
Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]		(2,957)	(428,790)
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			859	11,774
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,304)	(367,087)
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,612	81,450
Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,124)	(154,927)
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,957)	(428,790)
Blair Jordan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2],[8]	140,107
PEO Actually Paid Compensation Amount	[2],[9],[10]	140,107
Blair Jordan [Member] | Reported Summary Compensation Table Total for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		140,107
Blair Jordan [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]
Blair Jordan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]
Blair Jordan [Member] | Compensation Actually Paid to PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		140,107
Blair Jordan [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Blair Jordan [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Blair Jordan [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Blair Jordan [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Blair Jordan [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Blair Jordan [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Blair Jordan [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James N. Woody [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2],[8]	100,250	656,800	463,500
PEO Actually Paid Compensation Amount	[2],[9],[10]	100,250	605,147	(1,366,665)
James N. Woody [Member] | Reported Summary Compensation Table Total for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		100,250	656,800	463,500
James N. Woody [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]		(39,025)
James N. Woody [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			(1,830,165)
James N. Woody [Member] | Compensation Actually Paid to PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		100,250	605,147	(1,366,665)
James N. Woody [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,596	40,138
James N. Woody [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,108)	(1,426,068)
James N. Woody [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,445	406,256
James N. Woody [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(31,561)	(850,492)
James N. Woody [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James N. Woody [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James N. Woody [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (12,628)	$ (1,830,165)

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s Non-PEO NEOs as a group in the “Total” column of the Summary Executive Compensation Table in each applicable year.
[2]	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2024, 2023 and 2022:
[3]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with the Pay Versus Performance Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the Pay Versus Performance Rules, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (4)(B):
[4]	Assumes $100 invested in our common shares on December 31, 2021, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2022, 2023 or 2024.
[5]	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.
[6]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
[7]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[8]	The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEOs for each corresponding year in the “Total” column of the Summary Executive Compensation Table. Refer to “Executive and Director Compensation—Summary Executive Compensation Table”.
[9]	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our PEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to the Summary Compensation Table for additional information).
[10]	The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:
[11]	The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Executive Compensation Table for the applicable year.